Fair Value (Fair Value Option - Changes in Fair Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Held For Sale | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) - FVO: Changes in Fair Value	$ 84	$ 38	$ 121
Loans Held For Sale | Commercial Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) - FVO: Changes in Fair Value	61	67	87
Loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) - FVO: Changes in Fair Value	23	24	27
Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) - FVO: Changes in Fair Value	$ 40	$ (40)	$ 60